Investment Strategy	Mar. 31, 2026
Cambria Global Shareholder Yield ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchanged-traded fund (“ETF”) that invests in equity securities that are issued by publicly listed companies that provide “high shareholder yield.”
The Fund’s investment sub-adviser, Cambria Investment Management, L.P. (“Cambria” or the “Sub-Adviser”), defines “shareholder yield” as the amount of money shareholders receive from a company in the form of cash dividends, net share repurchases (buybacks), and net debt reduction. For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks (i.e., a company’s repurchase of its own shares from the marketplace, which, in turn, reduces the number of outstanding shares for continuing shareholders or generates proceeds for existing shareholders), and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.
The Fund’s investment universe consists of equity securities, including common stock and depositary receipts, issued by publicly listed companies of any market capitalization.
Under normal market conditions, Cambria expects the Fund to have geographical weighting across U.S., foreign developed, and emerging markets (each, a “geographical segment”) to be broadly in line with global market cap weightings, as determined by Cambria, but Cambria reserves the right to overweight a geographical segment. As of the date of this Prospectus, the Fund is expected to have significant investment exposure to companies in the financials sector and the energy sector. The Fund’s sector and geographic exposures may change from time to time.
Utilizing its own quantitative model, Cambria generally selects the top 20% of stocks in each geographic segment based on their shareholder yield, as measured by dividend payments and net share buybacks.
Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of value metrics to create a composite, including metrics such as, but not limited to, price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-free cash-flow (P/FCF or P/CF) ratio, and enterprise multiple (EV/EBITDA). Cambria then selects a portfolio of 50–500 stocks for inclusion that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. Although Cambria seeks to weight stocks equally, security weights may fluctuate in response to market conditions and investment opportunities.
Cambria typically will sell a security for the Fund when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the holdings of the Fund periodically to meet the investment criteria and target allocations (e.g., security weights) established by such Fund’s quantitative algorithm.
Cambria Tax Aware ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchanged-traded fund (“ETF”) that invests in U.S.-listed equity securities that have a market capitalization of greater than $5 billion.
Utilizing its own quantitative model, the Fund’s investment sub-adviser, Cambria Investment Management, L.P. (“Cambria” or the “Sub-Adviser”) selects value stocks with lower dividend distributions, which are generally taxed as ordinary income. Cambria selects lower dividend yielding stocks that are attractive from a multi-factor value perspective based on traditional value metrics, including, but not limited to, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, and enterprise multiple (EV/EBITDA). Cambria believes that a composite approach, where multiple value metrics are used to rank the stock universe, can improve the robustness of selecting stocks versus reliance on any one value factor. Value stocks that do not generate high dividend yields have the potential to offer higher after-tax returns than high dividend yielding stocks with similar total returns. While many investors prefer stocks with high dividend yields, these stocks can be very inefficient for taxable investors, particularly those investors in the higher tax brackets. Accordingly, Cambria screens out high dividend yielding stocks and selects companies with strong value metrics to optimize the Fund’s after-tax returns and reduce investors’ tax liability associated with dividend distributions.
To be eligible for inclusion in the Fund, equity securities must pass various market capitalization, sector concentration, and liquidity requirements. Cambria begins with the largest 1,000 U.S. equities by market capitalization. After removing the highest yielding stocks, Cambria then selects a portfolio of 50–500 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of lower dividend yield and value metrics. The Fund’s holdings are equal weighted, although weights may fluctuate in response to market conditions and investment opportunities.
The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings to meet target allocations at least annually.
Cambria Endowment Style ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is actively managed and is designed to provide exposure to multiple major asset classes (e.g., equities, fixed income, and real assets and alternatives) in U.S., foreign developed, and emerging markets. The Fund seeks opportunities for positive returns independent of the direction of the overall market with an aggressive risk profile by investing primarily in a portfolio of U.S.-listed exchange-traded funds, exchange-traded products (collectively with exchange-traded funds, “Underlying ETFs”), or individual equities. The Fund may at times employ leverage by investing in exchange-traded futures contracts to gain additional exposure to certain markets or assets. Futures contracts have an inherent leverage built into them since, by posting a specified margin, an investor can achieve much larger notional exposure.
The Fund’s investments in Underlying ETFs may be selected for their ability to represent an asset class, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies), or based on factors such as their risk adjusted return, alpha, strategy (e.g., growth or value), or other factors that help the Fund achieve broad exposure across asset classes.
Under normal market conditions, the Fund expects to have notional exposure of between 100% and 150% of its total assets in futures contracts on U.S. Treasury instruments and in Underlying ETFs that provide exposure to various investment asset classes (e.g., equities, fixed income, real estate, commodities, and currencies) and factors (e.g., value, momentum, and trend investing). The Fund invests in Underlying ETFs or individual equities to gain exposure to undervalued markets and securities, according to various valuation metrics, such as the price-to-earnings ratio, while seeking to avoid overvalued markets and securities through the use of systematic quantitative screens. The Fund also invests in Underlying ETFs or individual equities with momentum or trend following strategies. Momentum and trend following strategies, both of which are based on quantitative and algorithmic models, attempt to (1) invest in assets when their prices are in an uptrend (i.e., prices are increasing over a specified time period) and/or increasing relative to the prices of other assets, and (2) sell assets when their prices are in a downtrend (i.e., prices are decreasing over a specified time period) and/or decreasing relative to the prices of other assets.
Under normal market conditions, the Fund’s investment sub-adviser, Cambria Investment Management, L.P. (“Cambria” or the “Sub-Adviser”), expects to select Underlying ETFs or individual equities that provide notional exposure of more than 50% of its portfolio to equity securities with smaller exposures to fixed income securities, real assets, and various hedge and trend strategies. Examples of hedge and trend strategies include, but are not limited to, global macro strategies, long-short strategies, managed futures strategies, and relative strength strategies. The Fund’s particular exposures across asset classes and strategies are expected to fluctuate in response to market conditions and investment opportunities. In seeking exposure to certain strategies, the Fund may have significant exposure to individual equities that occupy the largest weights in leading market capitalization-based indices, which may result in significant exposure to information technology companies, including semiconductor and software companies.
The Fund’s equity allocation is expected to include long positions in Underlying ETFs that invest primarily in the equity securities of foreign companies. The Fund defines foreign companies as those domiciled or listed and traded outside of the U.S. The Fund defines equity exposure to include Underlying ETFs that track the performance of stock indices, closed-end funds, real estate investment trusts (“REITs”), exchange-traded currency trusts, common stock, preferred stock and convertible securities of issuers of any market capitalization. The Fund defines fixed income exposure to include Underlying ETFs that track the performance of fixed income indices, exchange-traded notes, securities issued by the U.S. Government and its agencies, sovereign debt and corporate bonds of any credit quality, including high yield (or “junk”) bonds. The Fund defines real asset exposure to include Underlying ETFs that track the performance of real estate, commodity or currency indices. The Fund’s exposure to these asset classes may focus on specific sectors (e.g., high yield bonds) or commodities (e.g., gold) and may not include all sectors or commodities.
The Fund may invest in instruments that are not Underlying ETFs, but which Cambria believes will help the Fund achieve its investment objective, including futures, options, swap contracts, cash and cash equivalents, and money market funds.
The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.
Cambria Global EW ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing directly or through other ETFs (each, an “Underlying ETF”) in publicly-traded stocks of companies located around the world. The Fund will predominantly invest in securities of large capitalization companies (i.e., generally those that have a market capitalization of $8 billion or greater), but may also include securities of mid- or small-capitalization companies. The Fund invests without limit in foreign securities and any country, including countries with developing or emerging markets.
For the Fund’s investments in individual equity securities, the Fund’s investment sub-adviser, Cambria Investment Management, L.P. (the “Sub-Adviser”), selects from publicly-traded companies from around the world, considering market capitalization, liquidity, and other tradability factors (e.g., impediments to accessing the markets on which a security trades). The Fund is expected to allocate a majority of the weight from individual equity securities to companies whose market capitalization is generally among the 500 largest publicly-traded companies from around the world.
The Fund may invest in common stocks, preferred stocks, depositary receipts (which may be sponsored or unsponsored), real estate investment trusts (“REITs”), and other ETFs. A sponsored depositary receipt is issued by a depositary that has an exclusive relationship with the issuer of the underlying security. An unsponsored depositary receipt may be issued by any number of depositaries without the participation of the underlying issuer. For Chinese companies, the Fund may invest in China H-Shares listed on the Hong Kong Stock Exchange, and the Fund does not anticipate investing in China A-Shares, which are securities issued by companies incorporated in mainland China and traded on a Chinese exchange. The Sub-Adviser may also invest in an equivalent security, such as a global depositary receipt, if available.
Additionally, the Sub-Adviser may use Underlying ETFs as an efficient way to gain exposure to certain countries or regions and which have comparable characteristics, such as market capitalization, of the desired exposure. Under normal market conditions, the Fund will invest in at least three (though typically significantly more) different countries, including the United States. The Fund’s investments in Underlying ETFs may be selected for their ability to represent a country or region, a particular sector (e.g., financials and information technology companies), or based on factors such as their strategy (e.g., growth or value) or other factors that help the Fund achieve broad global equity exposure.
The Fund’s portfolio is rebalanced at least annually but may be rebalanced more frequently in the Sub-Adviser’s sole discretion.